Loans Payable to Third Parties - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Agreement	Dec. 31, 2019 USD ($) Agreement	Dec. 31, 2018 CNY (¥) Agreement	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Advance from third parties	¥ 133,200
Percentage of equity interests pledged	100.00%
Interest expense	¥ 71,099	$ 10,213	¥ 51,901	¥ 5,556
Puxin Education
Debt Instrument [Line Items]
Advance from third parties	¥ 162,938		¥ 60,000
Number of other loan agreements | Agreement	3	3	4
Number of other loans repaid during the period | Agreement			4
Puxin Education | Loans
Debt Instrument [Line Items]
Interest expense	¥ 20,451		¥ 2,433
Puxin Education | Minimum
Debt Instrument [Line Items]
Rate of interests	0.00%	0.00%	0.00%
Loan agreement term	12 months	12 months	3 months
Puxin Education | Maximum
Debt Instrument [Line Items]
Rate of interests	14.00%	14.00%	5.655%
Loan agreement term	6 months	6 months	1 month
Puxin Education | Taiyuan Puxin Culture and Arts Co., Ltd and Mr. Yunlong Sha
Debt Instrument [Line Items]
Advance from third parties			¥ 29,500
Loan agreement term			12 months
Puxin Education | Taiyuan Puxin Culture and Arts Co., Ltd and Mr. Yunlong Sha | Minimum
Debt Instrument [Line Items]
Rate of interests			8.00%
Puxin Education | Taiyuan Puxin Culture and Arts Co., Ltd and Mr. Yunlong Sha | Maximum
Debt Instrument [Line Items]
Rate of interests			9.00%
Puxin Education | Taiyuan Puxin Art, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song
Debt Instrument [Line Items]
Advance from third parties	¥ 384,100
Puxin Education | Taiyuan Puxin Art, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song | Minimum
Debt Instrument [Line Items]
Rate of interests	7.00%	7.00%
Loan agreement term	3 months	3 months
Puxin Education | Taiyuan Puxin Art, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song | Maximum
Debt Instrument [Line Items]
Rate of interests	9.50%	9.50%
Loan agreement term	12 months	12 months
Puxin Education | Mr. Yunlong Sha
Debt Instrument [Line Items]
Advance from third parties			¥ 30,000
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha
Debt Instrument [Line Items]
Advance from third parties			¥ 50,000
Loan agreement term			6 months
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha | Minimum
Debt Instrument [Line Items]
Rate of interests	8.20%	8.20%
Taiyuan Puxin Arts | Puxin Education and Mr. Yunlong Sha | Maximum
Debt Instrument [Line Items]
Rate of interests	8.80%	8.80%